Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net	Property and equipment, net, consist of the following:
	December 31, 2023	December 31, 2022
Furniture and office equipment	86,800,904	57,867,896
Kitchen equipment	236,970,298	199,362,443
Software	122,278,784	56,181,672
Leasehold improvements	676,590,372	602,788,920
Construction in progress	6,000,465	22,971,178

Property and equipment, gross	1,128,640,823	939,172,109
Less: accumulated depreciation	(338,293,416)	(214,000,566)
Less: accumulated impairment loss	(98,471,484)	(5,135,573)

Property and equipment, net	691,875,923	720,035,970